S000028810 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	123 Months Ended	176 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.20%	4.04%	5.08%
Lipper High Yield Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.61%	3.63%	4.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.87%	2.55%	3.97%
Performance Inception Date						Apr. 28, 2010
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.90%	0.13%	1.37%
Performance Inception Date						Apr. 28, 2010
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.25%	0.85%	1.82%
Performance Inception Date						Apr. 28, 2010
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.31%	2.79%	3.85%
Performance Inception Date						Apr. 28, 2010
Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.38%	3.83%	4.75%
Performance Inception Date						Apr. 28, 2010
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		9.46%	3.95%	4.86%
Performance Inception Date					Oct. 01, 2014

[1]
An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

[2]	An index designed to measure the performance of USD-denominated below investment grade corporate debt publicly issued in the U.S. domestic market.
[3]	Represents the average annualized total return for all reporting funds in the Lipper High Yield Funds Classification.